Intangible assets	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

5. Intangible assets:

March 31, 2023	Cost	Accumulated depreciation	Net book Value

Ad Tech technology	$1,877,415	$1,533,222	$344,193
Kidoz OS technology	31,006	31,006	-
Customer relationship	1,362,035	695,205	666,830
	$3,270,456	$2,259,433	$1,011,023

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended March 31, 2023 and 2022

(Unaudited)

5. Intangible assets: (Continued)

December 31, 2022	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,439,351	$438,064
Kidoz OS technology	31,006	31,006	-
Customer relationship	1,362,035	652,642	709,393
	$3,270,456	$2,122,999	$1,147,457

Amortization expense was $136,434 (March 31, 2022 - $138,157) for the quarter ended March 31, 2023.